Material Accounting Policies and Critical Accounting Estimates (Detail: Text Values) € in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Impact of the EU carve-out version of IAS 39
Positive (negative) impact on profit before tax, EU Carve Out	€ 0.7	€ (1.4)
Positive (negative) impact on profit after tax, EU Carve Out	€ 0.3	€ (1.0)
Impact on CET 1 capital ratio, EU Carve Out, (less than) in bps	0.0060	0.0068
Principles of Consolidation - Associates
Group recognize a loss allowance at an amount equal to lifetime expected credit losses, percent	0.20
Significant influence is generally presumed when the Group holds voting rights in an upper range, percent	50.00%
Groups investment of the voting stock, percent	20.00%
Customer- related intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	1 year
Customer- related intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	15 years
Computer software, useful life 1
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	3 years
Computer software, useful life 2
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	5 years
Computer software, useful life 3
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	10 years
Owner occupied properties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	25 years
Owner occupied properties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	50 years
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	10 years
Leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	3 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful of property and equipment	25 years